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               [Transamerica Life Insurance Company Letterhead]



September 12, 2001

VIA EDGAR

___________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Separate Account VA A
     File No. 811-09172, CIK 0001034624
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA A, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: Atlas Insurance Trust, AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Inc., The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Variable Investment Fund, Endeavor Series Trust, Federated Insurance Series and Janus Aspen Series. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on August 29, 2001, Atlas Insurance Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0001031877); on August 29, 2001, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207); on August 30, 2001, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435); on August 22 and 23, 2001, Alliance Variable Products Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316); on August 24, 2001, The Dreyfus Socially Responsible Growth Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK:
0000890064); on August 28, 2001, Dreyfus Variable Investment Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000813383); on August 15, 2001, Endeavor Series Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000847254); on August 23, 2001, Federated Insurance Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000912577); and on August 22, 2001, Janus Aspen Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000906185). To the extent necessary, these filings are incorporated herein by reference.
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Securities and Exchange Commission
September 12, 2001
Page 2



Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A.Camp

Frank A. Camp
Division General Counsel
Financial Markets Division